As filed with the Securities and Exchange Commission on or about September 13, 2019.

Registration Statement File No. 333-150916

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐        Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 14

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 201

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On October 11, 2019 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	On ___________ pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 13 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 196 was filed under the Investment Company Act of 1940 on July 25, 2019 (collectively, the “Amendments”), and pursuant to Rule 485(a)(1) would have become effective on September 23, 2019. Post-Effective Amendment No. 14 and Amendment No. 201 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 11, 2019 as the new date upon which the Amendments shall become effective.

PARTS A, B, AND C

The Prospectus dated May 1, 2019, as supplemented, is incorporated into Part A of this Post-Effective Amendment No. 14 by reference to Registrant’s filings under Rule 485(b) as filed on April 26, 2019 and May 22, 2019 and Rule 485(a) as filed on July 25, 2019.

The Statement of Additional Information dated May 1, 2019, as supplemented, is incorporated into Part B of this Post-Effective Amendment No. 14 by reference to Registrant’s filings under Rule 485(b) as filed on April 26, 2019 and Rule 485(a) as filed on July 25, 2019.

The Other Information section dated July 25, 2019 is incorporated into Part C of this Post-Effective Amendment No. 14 by reference to Registrant’s filing under Rule 485(a) as filed on July 25, 2019.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, has duly caused this Post-Effective Amendment No. 14 to Registration Statement No. 333-150916 to be signed on its behalf by the undersigned, duly authorized, in the City of Springfield, and the Commonwealth of Massachusetts on this 13th day of September, 2019.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 14 to Registration Statement No. 333-150916 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	September 13, 2019
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	September 13, 2019
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Chief Accounting Officer and Corporate Controller	September 13, 2019
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	September 13, 2019
Mark T. Bertolini

KAREN H. BECHTEL *	Director	September 13, 2019
Karen H. Betchel

KATHLEEN A. CORBET *	Director	September 13, 2019
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	September 13, 2019
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	September 13, 2019
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	September 13, 2019
Jeffrey M. Leiden

LAURA J. SEN *	Director	September 13, 2019
Laura J. Sen

WILLIAM T. SPITZ *	Director	September 13, 2019
William T. Spitz

H. TODD STITZER *	Director	September 13, 2019
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney